SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
San Diego Gas & Electric Company Savings Plan 001
EBP, Accounting Policy [Line Items]
EBP, Risk and Uncertainty	The Plan’s share of these investments held in the Master Trust are as follows (dollars in thousands):

	December 31, 2025		December 31, 2024
	Amount	% of Plan’s Investment	Amount	% of Plan’s Investment
TRP	$1,070,492	48.66%	$948,284	45.20%
The Vanguard Group, Inc.	475,396	21.61%	453,939	21.64%